Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows for operating activities:
Net loss	$ (35)	$ (190)	$ (252)
Adjustments required to reconcile net profit to net cash provided by (used in) operating activities (Appendix A)	(5)	(38)	26
Net cash used in continuing operating activities	(40)	(228)	(226)
Cash flows for financing activities:
Purchase of treasury stock		(2,153)
Net cash used in financing activities		(2,153)
Cash flows for investing activities:
Deposits	1,902
Net cash used in investing activities	(1,902)
Decrease in cash and cash equivalents	(1,942)	(2,381)	(226)
Cash and cash equivalents at beginning of year	1,966	4,347	4,573
Cash and cash equivalents at end of year	24	1,966	4,347
Decrease (increase) in assets:
Other receivables and prepaid expenses		10	1
Increase (decrease) in liabilities:
Trade accounts payable			(2)
Other payables and accrued expenses	(5)	(48)	27
Adjustments to reconcile net income to net cash provided by (used in) operating activities	$ (5)	$ (38)	$ 26